Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
12.	PROPERTY, PLANT AND EQUIPMENT

	Buildings	Leasehold improvements	Furniture and equipment	Motor vehicles	Construction in progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB
December 31, 2023
At January 1, 2023:
Cost	470,217	7,741	154,603	609	39,491	672,661
Accumulated depreciation	(16,086)	(6,931)	(47,272)	(286)	-	(70,575)
Net carrying amount	454,131	810	107,331	323	39,491	602,086
At January 1, 2023, net of accumulated depreciation	454,131	810	107,331	323	39,491	602,086
Additions	-	2,528	8,017	-	9,877	20,422
Disposals	-	-	(11)	-	-	(11)
Depreciation provided during the year (note 6)	(23,897)	(4,572)	(26,692)	(120)	-	(55,281)
Transfers	-	18,936	17,782	-	(36,718)	-
Transfer from investment property (note 13)	339,542	-	-	-	-	339,542
Others	-	-	(948)	-	-	(948)
Exchange realignment	-	(1)	6	-	-	5
At December 31, 2023, net of accumulated depreciation	769,776	17,701	105,485	203	12,650	905,815
At December 31, 2023:
Cost	834,913	29,218	179,256	609	12,650	1,056,646
Accumulated depreciation	(65,137)	(11,517)	(73,771)	(406)	-	(150,831)
Net carrying amount	769,776	17,701	105,485	203	12,650	905,815
	Buildings	Leasehold improvements	Furniture and equipment	Motor vehicles	Construction in progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB
December 31, 2024
At January 1, 2024:
Cost	834,913	29,218	179,256	609	12,650	1,056,646
Accumulated depreciation	(65,137)	(11,517)	(73,771)	(406)	-	(150,831)
Net carrying amount	769,776	17,701	105,485	203	12,650	905,815
At January 1, 2024, net of accumulated depreciation	769,776	17,701	105,485	203	12,650	905,815
Additions	-	-	2,059	-	12,807	14,866
Disposals	-	-	(50)	-	-	(50)
Depreciation provided during the year (note 6)	(39,599)	(6,896)	(24,569)	(120)	-	(71,184)
Transfers	1,105	15,010	2,049	-	(18,164)	-
Exchange realignment	-	-	3	-	-	3
At December 31, 2024, net of accumulated depreciation	731,282	25,815	84,977	83	7,293	849,450
At December 31, 2024:
Cost	836,018	44,239	182,734	609	7,293	1,070,893
Accumulated depreciation	(104,736)	(18,424)	(97,757)	(526)	-	(221,443)
Net carrying amount	731,282	25,815	84,977	83	7,293	849,450
Net carrying amount in US$	100,185	3,537	11,643	10	999	116,374